Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current
Supplies and consumables	$ 13,545	$ 11,601
Work in progress	2,782	1,890
Finished goods	18,205	14,488
Total current	34,532	27,979
Non-current
Supplies and consumables	185	222
Total non-current	185	222
Total inventories	$ 34,717	$ 28,201